FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7 — FINANCIAL INSTRUMENTS

Natural Gas Financial Instruments

During the year ended December 31, 2021, we entered into natural gas future options to economically hedge the commodity price exposure for a portion of our natural gas production. As of December 31, 2021, there were no open natural gas financial instruments positions.

LNG Financial Futures

During the fourth quarter of 2021, we entered into LNG financial future contracts to reduce our exposure to commodity price fluctuations, and to achieve more predictable cash flows relative to two LNG cargos that we are committed to purchase from and sell to unrelated third-party LNG merchants in the normal course of business in January and April 2022. As of December 31, 2021, the Company hedged approximately 2.4 million MMBtu of LNG, which represents a portion of its expected LNG cargo transactions. The open LNG financial futures positions at December 31, 2021 had maturities extending through April 2022.

The following table summarizes the effect of the Company’s financial instruments on the consolidated Statements of Operations (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Natural Gas Financial Instruments
Realized (loss) gain	$(826)	$5,050
Unrealized loss	—	(2,618)
LNG Financial Futures
Realized gain	1,010	—
Unrealized gain	8,693	—

The following table presents the classification of the Company’s financial derivative assets and liabilities that are required to be measured at fair value on a recurring basis on the Company’s Consolidated Balance Sheets (in thousands):

	Year ended	Year ended
	December31,	December 31,
	2021	2020
Current Assets:
Natural Gas Financial Instruments	$—	$843
LNG Financial Futures	8,693	—
Non-Current Assets:
Natural Gas Financial Instruments	—	84

The Company’s natural gas and LNG financial instruments are valued using quoted prices in active exchange markets as of the balance sheet date and are classified as Level 1 within the fair value hierarchy.